Harbor Core Plus Fund Average Annual Total Returns			12 Months Ended		60 Months Ended		91 Months Ended	120 Months Ended		176 Months Ended	278 Months Ended	456 Months Ended
		Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [1]	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	[1],[2]	(0.36%)	[1],[2]	2.08%	2.01%	[1],[2]	2.36%		5.37% [2]
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]		7.45%		0.39%		6.04%	2.68%
Performance Inception Date	[3]	Jun. 01, 2018
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.28%		0.24%			2.59%				6.01%
Performance Inception Date		Dec. 29, 1987
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.26%		(1.35%)			1.04%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.28%		(0.51%)			1.30%
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			7.11%		0.01%			2.34%			3.84%
Performance Inception Date		Nov. 01, 2002

[1]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[2]	Since Inception return based on the inception date of the Institutional Class shares.
[3]	Retirement Class shares commenced operations on June 1, 2018. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to June 1, 2018 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.